Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2015
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

10.Accrued expenses and other current liabilities

	As of December 31,
	2014	2015
	RMB	RMB	US$
Payable to travel service providers (“TSP”s)	673,990	1,381,899	213,328
Payable to end users	65,708	203,083	31,351
Accrued operating expenses	260,332	545,557	84,220
Contract termination loss provision	64,485	—	—
Payable to employees from the exercise of share options	32,305	33,753	5,211
Other tax payable	43,899	949,224	146,535
Accrued sales rebates	14,828	21,435	3,308

Total	1,155,547	3,134,951	483,953